Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Domestic Equity Fund
Class Name	Institutional Class
Trading Symbol	FAEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Multi-Manager Domestic Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$18	0.36%
[1]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,133,116,777
Holdings Count | $ / shares	502
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,133,116,777
Number of Holdings	502
Portfolio Turnover	30%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager International Equity Fund
Class Name	Institutional Class
Trading Symbol	FAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Multi-Manager International Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$31	0.63%
[2]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 853,428,598
Holdings Count | $ / shares	425
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$853,428,598
Number of Holdings	425
Portfolio Turnover	46%

Holdings [Text Block]

Region Breakdown**	(%)
EMU	24.9%
EM Asia	22.1%
Pacific	19.2%
Europe ex EMU	19.0%
North America	5.6%
EM Europe, Middle East & Africa	3.2%
EM Latin America	2.8%
Middle East	0.7%
Cash Equivalents and Other	2.5%
[3]
Updated Prospectus Web Address	www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/InternationalEquity.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	First American Multi-Manager Fixed-Income Fund
Class Name	Institutional Class
Trading Symbol	FAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Multi-Manager Fixed-Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You can also request this information by contacting us at (800) 527-5412.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 527-5412
Additional Information Website	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.49%
[4]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 1,498,565,734
Holdings Count | $ / shares	1,964
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,498,565,734
Number of Holdings	1,964
Portfolio Turnover	32%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html

[1]
*	Annualized

[2]
*	Annualized

[3]
**	Percentages above are inclusive of underlying exposures within the iShares Core MSCI EAFE ETF, Schwab International Equity ETF, and Schwab Emerging Markets Equity ETF and may differ from percentages reflected in the Schedule of Investments.

[4]
*	Annualized